FPS SERVICES, INC.
                       3200 Horizon Drive
                   King of Prussia, PA 19406
                          (610) 239-4500
RULE 497(j) LETTER

May 1, 1997

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

Re: SAGE/TSO TRUST (the "Registrant")
          No. 333-01973
          No. 811-07573

Dear Sir or Madam:

This letter is to certify that the forms of Supplement, Prospectus and the Statement of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on April 30, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

Gretchen Zepernick
Corporate Compliance Administrator

cc:  James C. Tso (Sage/Tso Investment Management L.P.)
     Clifford J. Alexander, Esq. (Kirkpatrick & Lockhart LLP)